PGIM S&P 500 Buffer 20 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.8%
Affiliated Mutual Fund 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $229,656)(wb)	229,656	$229,656
Options Purchased*~ 103.3%
(cost $45,398,458)		47,544,252

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $45,628,114)		47,773,908
Options Written*~ (3.8)%
(premiums received $1,997,000)		(1,749,161)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $43,631,114)		46,024,747
Liabilities in excess of other assets (0.0)%		(18,911)

Net Assets 100.0%		$46,005,836

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66		641		64	$47,337,209
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18		641		64	207,043
Total Options Purchased (cost $45,398,458)								$47,544,252
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$734.93		641		64	$(1,711,060)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$532.94		641		64	(38,101)
Total Options Written (premiums received $1,997,000)								$(1,749,161)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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